JPMorgan Corporate Bond Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 96.1%
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.20%, 2/4/2026	636	595
3.60%, 5/1/2034	344	292
3.25%, 2/1/2035	669	538
3.83%, 3/1/2059	158	108
3.95%, 8/1/2059	653	465
L3Harris Technologies, Inc.
5.40%, 1/15/2027	360	363
5.40%, 7/31/2033	715	713
Leidos, Inc.
4.38%, 5/15/2030	247	228
2.30%, 2/15/2031	442	354
5.75%, 3/15/2033	218	217
RTX Corp.
1.90%, 9/1/2031	269	211
2.38%, 3/15/2032	449	360
6.10%, 3/15/2034	445	466
4.88%, 10/15/2040	339	305
6.40%, 3/15/2054	260	282
		5,497
Air Freight & Logistics — 0.1%
FedEx Corp. 3.25%, 5/15/2041	177	129
Automobiles — 1.1%
Ford Motor Co.
3.25%, 2/12/2032	765	610
4.75%, 1/15/2043	315	244
General Motors Co.
5.15%, 4/1/2038	123	109
5.95%, 4/1/2049	150	137
Hyundai Capital America 6.50%, 1/16/2029 (a)	345	354
Nissan Motor Acceptance Co. LLC
6.95%, 9/15/2026 (a)	230	234
2.75%, 3/9/2028 (a)	528	451
7.05%, 9/15/2028 (a)	300	305
		2,444
Banks — 21.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	200	151
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	930	948
Banco Bilbao Vizcaya Argentaria SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (c) (d) (e)	400	407
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.88%, 11/15/2034 (b)	400	413
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (d) (e)	600	612
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (d) (e)	600	626

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
6.92%, 8/8/2033	200	199
6.94%, 11/7/2033	400	424
Bank of America Corp.
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (d) (e)	221	191
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (b)	350	331
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	175	168
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	154	151
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	747	736
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	1,670	1,685
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	1,307	1,208
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (b)	795	683
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	116	94
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	452	367
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	911	715
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	636	611
(SOFR + 1.84%), 5.87%, 9/15/2034 (b)	940	943
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	860	649
(3-MONTH CME TERM SOFR + 2.08%), 4.24%, 4/24/2038 (b)	10	9
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	403	273
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	335	335
Bank of Montreal (Canada) 5.72%, 9/25/2028	430	435
Bank of Nova Scotia (The) (Canada)
5.65%, 2/1/2034	175	174
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (b) (c)	208	152
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (a)	690	697
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	510	507
(SOFR + 2.22%), 6.49%, 9/13/2029 (b)	500	506
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (b)	540	468
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	405	401
(SOFR + 1.87%), 5.89%, 12/5/2034 (a) (b)	200	199
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	818	751
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	287	286
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	710	724
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	670	516
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (b)	660	680
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	510	515
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (b)	500	497
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (b)	705	709
Citibank NA 5.80%, 9/29/2028	495	505
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (d) (e)	809	725
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	1,721	1,638

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	189	177
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (b)	179	168
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	930	859
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	471	407
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	756	598
(SOFR + 2.34%), 6.27%, 11/17/2033 (b)	350	361
(SOFR + 2.66%), 6.17%, 5/25/2034 (b)	315	313
Commonwealth Bank of Australia (Australia)
2.69%, 3/11/2031 (a) (c)	265	209
3.78%, 3/14/2032 (a) (c)	395	330
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	378	358
Credit Agricole SA (France) (SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	310	316
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	413	380
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	345	347
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (b)	460	436
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	560	560
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	350	351
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	544	527
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	665	666
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	430	389
(SOFR + 3.35%), 7.39%, 11/3/2028 (b)	455	480
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	375	380
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	490	416
(SOFR + 2.39%), 6.25%, 3/9/2034 (b)	635	647
Intesa Sanpaolo SpA (Italy) 6.63%, 6/20/2033 (a)	998	977
KeyBank NA 3.90%, 4/13/2029	600	499
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (b)	500	464
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	400	360
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	394	354
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (d) (e)	295	280
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	495	450
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (b)	585	582
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.63%, 9/13/2033 (a) (b)	768	698
PNC Financial Services Group, Inc. (The) (SOFR + 2.28%), 6.88%, 10/20/2034 (b)	450	478
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.75%), 6.83%, 11/21/2026 (b)	570	575
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	515	466
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	550	552
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	663	599
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (a) (b)	340	345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (b)	500	515

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	715	710
Truist Financial Corp. (SOFR + 1.85%), 5.12%, 1/26/2034 (b)	430	396
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	568	511
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	515	416
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (d) (e)	245	221
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	289	271
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (b)	409	383
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	506	455
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,114	1,087
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	835	834
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	407	392
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	1,830	1,783
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	535	559
		50,102
Beverages — 1.0%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	463	441
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	444	423
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	255	231
4.35%, 6/1/2040	239	212
5.55%, 1/23/2049	73	75
Coca-Cola Co. (The) 2.50%, 6/1/2040	121	86
Constellation Brands, Inc. 3.15%, 8/1/2029	297	267
PepsiCo, Inc. 4.65%, 2/15/2053	205	190
Pernod Ricard International Finance LLC 1.63%, 4/1/2031 (a)	397	308
		2,233
Biotechnology — 3.1%
AbbVie, Inc.
4.50%, 5/14/2035	369	347
4.05%, 11/21/2039	767	659
4.63%, 10/1/2042	375	330
4.40%, 11/6/2042	262	230
4.25%, 11/21/2049	744	626
Amgen, Inc.
2.45%, 2/21/2030	441	379
5.25%, 3/2/2033	676	669
2.80%, 8/15/2041	136	94
4.20%, 2/22/2052	458	362
4.88%, 3/1/2053	155	136
5.65%, 3/2/2053	405	399
Biogen, Inc. 2.25%, 5/1/2030	1,535	1,262
Gilead Sciences, Inc.
5.25%, 10/15/2033	590	592
4.60%, 9/1/2035	467	441

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
2.60%, 10/1/2040	246	169
5.55%, 10/15/2053	60	61
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	405	322
		7,078
Broadline Retail — 0.3%
Amazon.com, Inc.
3.88%, 8/22/2037	352	313
2.50%, 6/3/2050	282	176
3.10%, 5/12/2051	104	73
3.95%, 4/13/2052	120	99
2.70%, 6/3/2060	184	113
		774
Capital Markets — 8.2%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (b)	223	220
Credit Suisse AG (Switzerland)
5.00%, 7/9/2027	600	588
7.50%, 2/15/2028	940	1,007
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	300	275
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	625	637
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	570	581
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b) (d) (e)	560	528
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	168	152
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	234	210
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	1,375	1,252
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	769	724
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	2,485	2,573
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	700	577
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	640	530
Intercontinental Exchange, Inc.
4.00%, 9/15/2027	349	334
4.35%, 6/15/2029	296	285
Macquarie Group Ltd. (Australia) (SOFR + 1.00%), 1.94%, 4/14/2028 (a) (b)	271	237
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 6.22%, 1/8/2024 (b) (d) (e)	143	110
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	454	408
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	342	351
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	240	224
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	259	255
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	821	807
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	630	628
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	57	44
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	142	111
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	463	367
(SOFR + 1.87%), 5.25%, 4/21/2034 (b)	153	147

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.88%), 5.42%, 7/21/2034 (b)	670	650
(SOFR + 2.05%), 6.63%, 11/1/2034 (b)	380	403
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	1,196	903
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	662	642
Nasdaq, Inc.
5.35%, 6/28/2028	161	162
5.55%, 2/15/2034	318	318
S&P Global, Inc.
5.25%, 9/15/2033 (a)	130	131
2.30%, 8/15/2060	88	47
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	500	451
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.33%, 12/22/2027 (a) (b)	740	748
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (d) (e)	200	209
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	200	212
		19,038
Chemicals — 0.9%
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	250	227
Celanese US Holdings LLC 6.35%, 11/15/2028	205	209
CF Industries, Inc.
5.15%, 3/15/2034	164	155
4.95%, 6/1/2043	398	337
Eastman Chemical Co. 5.75%, 3/8/2033	295	293
LYB International Finance III LLC 3.63%, 4/1/2051	350	235
Sherwin-Williams Co. (The)
3.45%, 8/1/2025	368	356
2.95%, 8/15/2029	235	210
Westlake Corp. 3.13%, 8/15/2051	98	60
		2,082
Commercial Services & Supplies — 0.4%
RELX Finance BV (United Kingdom) 0.88%, 3/10/2032 (f)	100	88
Veralto Corp.
5.35%, 9/18/2028 (a)	370	369
5.45%, 9/18/2033 (a)	400	398
		855
Consumer Finance — 2.1%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026	380	348
2.45%, 10/29/2026	769	701
6.10%, 1/15/2027	490	492
3.00%, 10/29/2028	670	591
3.30%, 1/30/2032	198	164
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (a)	495	473
5.50%, 1/15/2026 (a)	125	123
2.13%, 2/21/2026 (a)	129	117

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.25%, 4/15/2026 (a)	672	639
4.38%, 5/1/2026 (a)	265	252
3.25%, 2/15/2027 (a)	103	93
2.75%, 2/21/2028 (a)	204	177
Ford Motor Credit Co. LLC 4.95%, 5/28/2027	345	329
General Motors Financial Co., Inc.
5.80%, 6/23/2028	223	223
6.40%, 1/9/2033	190	195
		4,917
Consumer Staples Distribution & Retail — 0.5%
7-Eleven, Inc. 2.80%, 2/10/2051 (a)	319	188
Albertsons Cos., Inc.
5.88%, 2/15/2028 (a)	398	393
4.88%, 2/15/2030 (a)	315	294
Kroger Co. (The) 5.40%, 7/15/2040	280	257
		1,132
Containers & Packaging — 0.1%
Packaging Corp. of America 5.70%, 12/1/2033	330	334
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	42	26
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	294	191
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	142	100
		317
Diversified REITs — 0.4%
WP Carey, Inc.
3.85%, 7/15/2029	435	394
2.40%, 2/1/2031	676	546
2.45%, 2/1/2032	69	53
		993
Diversified Telecommunication Services — 2.6%
AT&T, Inc.
2.55%, 12/1/2033	533	415
5.40%, 2/15/2034	661	653
3.50%, 6/1/2041	573	426
3.55%, 9/15/2055	896	591
3.80%, 12/1/2057	331	226
Telefonica Emisiones SA (Spain)
4.67%, 3/6/2038	313	272
5.21%, 3/8/2047	500	429
Verizon Communications, Inc.
4.33%, 9/21/2028	695	671
4.02%, 12/3/2029	315	296

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
1.68%, 10/30/2030	750	594
1.75%, 1/20/2031	1,906	1,502
		6,075
Electric Utilities — 7.1%
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	131	78
Alliant Energy Finance LLC 5.95%, 3/30/2029 (a)	590	599
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	132	88
2.90%, 6/15/2050	210	132
Commonwealth Edison Co. 3.70%, 3/1/2045	142	107
Duke Energy Carolinas LLC
4.25%, 12/15/2041	230	191
4.00%, 9/30/2042	336	269
Duke Energy Florida LLC 5.88%, 11/15/2033	240	248
Duke Energy Indiana LLC
3.75%, 5/15/2046	153	114
2.75%, 4/1/2050	134	80
5.40%, 4/1/2053	47	44
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	66	66
Duke Energy Progress LLC
5.25%, 3/15/2033	148	147
2.90%, 8/15/2051	128	79
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	122	111
Electricite de France SA (France)
5.70%, 5/23/2028 (a)	265	268
6.25%, 5/23/2033 (a)	310	320
6.90%, 5/23/2053 (a)	450	464
Emera US Finance LP (Canada)
3.55%, 6/15/2026	220	211
2.64%, 6/15/2031	174	137
4.75%, 6/15/2046	182	140
Enel Finance International NV (Italy)
2.25%, 7/12/2031 (a)	420	327
5.00%, 6/15/2032 (a)	632	593
5.50%, 6/15/2052 (a)	200	176
Entergy Arkansas LLC 4.95%, 12/15/2044	106	90
Entergy Louisiana LLC 4.95%, 1/15/2045	302	259
Entergy Mississippi LLC 3.50%, 6/1/2051	56	38
Evergy, Inc. 2.90%, 9/15/2029	57	50
Eversource Energy 5.45%, 3/1/2028	383	383
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,317	1,213
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	565	500
5.45%, 7/15/2044 (a)	98	89
4.55%, 4/1/2049 (a)	292	236
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	686	585

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.40%, 6/1/2033 (a)	820	803
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	194	188
Louisville Gas and Electric Co. 4.65%, 11/15/2043	41	34
Massachusetts Electric Co. 1.73%, 11/24/2030 (a)	350	269
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	44	42
Monongahela Power Co.
3.55%, 5/15/2027 (a)	335	315
5.85%, 2/15/2034 (a)	370	371
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	184	175
Ohio Power Co. Series R, 2.90%, 10/1/2051	230	143
Pacific Gas and Electric Co.
3.50%, 6/15/2025	125	120
6.10%, 1/15/2029	505	507
6.15%, 1/15/2033	178	177
6.40%, 6/15/2033	374	378
4.50%, 7/1/2040	173	137
4.60%, 6/15/2043	175	132
4.25%, 3/15/2046	164	116
3.95%, 12/1/2047	159	108
PacifiCorp
4.15%, 2/15/2050	93	66
3.30%, 3/15/2051	401	244
2.90%, 6/15/2052	242	138
PECO Energy Co. 2.80%, 6/15/2050	210	130
Pennsylvania Electric Co. 5.15%, 3/30/2026 (a)	417	413
Public Service Co. of Colorado
2.70%, 1/15/2051	131	76
Series 39, 4.50%, 6/1/2052	113	91
5.25%, 4/1/2053	68	63
Public Service Electric and Gas Co. 2.05%, 8/1/2050	134	72
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	154	144
5.95%, 11/1/2032	204	210
Series 13-A, 3.90%, 3/15/2043	242	183
Series C, 3.60%, 2/1/2045	54	38
Series C, 4.13%, 3/1/2048	132	103
5.70%, 3/1/2053	63	61
5.88%, 12/1/2053	319	316
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	56	40
Tucson Electric Power Co. 1.50%, 8/1/2030	154	121
Union Electric Co. 5.45%, 3/15/2053	142	136
Virginia Electric and Power Co.
2.45%, 12/15/2050	498	280
5.70%, 8/15/2053	180	177
Vistra Operations Co. LLC
4.88%, 5/13/2024 (a)	236	234
3.55%, 7/15/2024 (a)	234	229

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.70%, 1/30/2027 (a)	314	292
4.30%, 7/15/2029 (a)	268	243
		16,547
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05%, 4/15/2028 (a)	380	374
6.40%, 4/15/2033 (a)	153	151
		525
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. 2.20%, 9/15/2031	480	389
Entertainment — 2.2%
Electronic Arts, Inc.
1.85%, 2/15/2031	297	238
2.95%, 2/15/2051	246	160
Netflix, Inc.
3.88%, 11/15/2029 (f)	500	545
5.38%, 11/15/2029 (a)	111	112
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	993	983
Walt Disney Co. (The)
3.50%, 5/13/2040	137	110
5.40%, 10/1/2043	132	131
2.75%, 9/1/2049	323	207
Warnermedia Holdings, Inc.
6.41%, 3/15/2026	371	371
3.76%, 3/15/2027	140	132
4.05%, 3/15/2029	396	366
4.28%, 3/15/2032	748	660
5.05%, 3/15/2042	858	708
5.14%, 3/15/2052	43	34
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	314	273
		5,030
Financial Services — 1.1%
Corebridge Financial, Inc. 3.65%, 4/5/2027	265	249
Fiserv, Inc. 5.63%, 8/21/2033	515	518
Global Payments, Inc. 3.20%, 8/15/2029	1,233	1,086
Nationwide Building Society (United Kingdom) (SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	765	776
		2,629
Food Products — 1.1%
Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051 (a)	200	146
JBS USA LUX SA
3.63%, 1/15/2032	90	74
6.75%, 3/15/2034 (a)	515	518
7.25%, 11/15/2053 (a)	436	442
Kraft Heinz Foods Co. 4.63%, 10/1/2039	850	743

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Nestle Holdings, Inc. 4.85%, 3/14/2033 (a)	185	183
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	646	511
		2,617
Ground Transportation — 1.0%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	215	178
3.90%, 8/1/2046	66	52
3.05%, 2/15/2051	115	76
5.20%, 4/15/2054	230	223
Canadian Pacific Railway Co. (Canada)
2.05%, 3/5/2030	355	295
4.95%, 8/15/2045	103	92
4.70%, 5/1/2048	341	291
3.50%, 5/1/2050	220	156
3.10%, 12/2/2051	309	206
CSX Corp. 2.50%, 5/15/2051	489	287
Norfolk Southern Corp.
3.95%, 10/1/2042	62	49
3.05%, 5/15/2050	231	149
5.95%, 3/15/2064	180	184
Union Pacific Corp. 3.55%, 8/15/2039	154	124
		2,362
Health Care Equipment & Supplies — 0.9%
Alcon Finance Corp. (Switzerland) 3.00%, 9/23/2029 (a)	220	192
Baxter International, Inc. 2.54%, 2/1/2032	1,926	1,544
Zimmer Biomet Holdings, Inc.
5.35%, 12/1/2028	125	125
2.60%, 11/24/2031	45	37
4.45%, 8/15/2045	106	86
		1,984
Health Care Providers & Services — 3.5%
Aetna, Inc.
4.13%, 11/15/2042	121	94
4.75%, 3/15/2044	131	110
3.88%, 8/15/2047	394	288
Cencora, Inc.
2.80%, 5/15/2030	65	56
2.70%, 3/15/2031	533	447
4.25%, 3/1/2045	185	150
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	13	9
CVS Health Corp.
3.25%, 8/15/2029	5	4
1.75%, 8/21/2030	65	52
4.78%, 3/25/2038	479	430
4.13%, 4/1/2040	165	134
2.70%, 8/21/2040	431	288

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.88%, 6/1/2053	72	70
Elevance Health, Inc.
4.63%, 5/15/2042	163	143
4.65%, 1/15/2043	184	161
HCA, Inc.
5.38%, 9/1/2026	527	524
4.50%, 2/15/2027	466	452
5.20%, 6/1/2028	403	397
5.63%, 9/1/2028	1,040	1,043
5.88%, 2/1/2029	403	407
4.13%, 6/15/2029	266	247
2.38%, 7/15/2031	75	60
3.63%, 3/15/2032	285	246
5.50%, 6/15/2047	2	2
5.25%, 6/15/2049	120	104
4.63%, 3/15/2052	146	116
Iowa Health System Series 2020, 3.67%, 2/15/2050	227	161
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	293	189
OhioHealth Corp. 2.30%, 11/15/2031	240	193
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	315	244
Quest Diagnostics, Inc. 6.40%, 11/30/2033	220	233
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	24
UnitedHealth Group, Inc.
3.50%, 8/15/2039	160	128
2.75%, 5/15/2040	200	143
3.05%, 5/15/2041	106	78
2.90%, 5/15/2050	116	75
3.25%, 5/15/2051	65	46
5.05%, 4/15/2053	250	237
6.05%, 2/15/2063	230	248
		8,033
Health Care REITs — 0.9%
Healthpeak OP LLC
3.50%, 7/15/2029	150	135
3.00%, 1/15/2030	78	67
5.25%, 12/15/2032	230	222
Ventas Realty LP 4.75%, 11/15/2030	230	215
Welltower OP LLC
2.05%, 1/15/2029	1,225	1,037
4.13%, 3/15/2029	161	151
2.75%, 1/15/2032	153	124
3.85%, 6/15/2032	269	237
		2,188
Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc. 6.30%, 10/10/2033	355	365

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Marriott International, Inc.
5.45%, 9/15/2026	350	352
5.55%, 10/15/2028	520	524
McDonald's Corp.
1.88%, 5/26/2027 (f)	600	617
5.45%, 8/14/2053	545	537
		2,395
Household Durables — 0.5%
MDC Holdings, Inc. 2.50%, 1/15/2031	66	51
Mohawk Industries, Inc. 5.85%, 9/18/2028	280	284
Toll Brothers Finance Corp.
4.35%, 2/15/2028	565	537
3.80%, 11/1/2029	197	177
		1,049
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp. (The)
3.30%, 7/15/2025 (a)	428	409
5.45%, 6/1/2028	718	712
Constellation Energy Generation LLC
5.60%, 3/1/2028	197	198
5.60%, 6/15/2042	172	161
6.50%, 10/1/2053	350	366
Southern Power Co.
5.25%, 7/15/2043	205	179
Series F, 4.95%, 12/15/2046	389	323
		2,348
Industrial Conglomerates — 0.1%
GE Capital Funding LLC 4.55%, 5/15/2032	200	188
Industrial REITs — 0.2%
Prologis LP 5.13%, 1/15/2034	483	474
Insurance — 1.5%
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	200	156
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	98	80
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	284	259
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	405	396
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	390	287
New York Life Global Funding 1.20%, 8/7/2030 (a)	220	170
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	123	96
Northwestern Mutual Life Insurance Co. (The)
6.06%, 3/30/2040 (a)	232	236
3.85%, 9/30/2047 (a)	144	108
Pine Street Trust I 4.57%, 2/15/2029 (a)	655	607
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (a)	630	681

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
3.30%, 5/15/2050 (a)	192	127
(3-MONTH SOFR + 2.66%), 4.38%, 9/15/2054 (a) (b)	244	239
		3,442
Interactive Media & Services — 0.3%
Meta Platforms, Inc.
4.45%, 8/15/2052	199	170
5.60%, 5/15/2053	468	476
5.75%, 5/15/2063	114	116
		762
Life Sciences Tools & Services — 0.2%
Danaher Corp. 2.80%, 12/10/2051	126	80
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	460	461
		541
Machinery — 0.2%
Ingersoll Rand, Inc. 5.70%, 8/14/2033	220	223
Otis Worldwide Corp. 2.57%, 2/15/2030	388	332
		555
Media — 2.4%
Charter Communications Operating LLC
6.65%, 2/1/2034	295	302
6.38%, 10/23/2035	948	931
3.50%, 6/1/2041	757	506
3.50%, 3/1/2042	111	73
3.70%, 4/1/2051	263	163
Comcast Corp.
2.65%, 2/1/2030	163	143
4.80%, 5/15/2033	112	109
3.20%, 7/15/2036	841	673
3.75%, 4/1/2040	73	59
2.80%, 1/15/2051	277	173
2.89%, 11/1/2051	590	372
2.94%, 11/1/2056	1,326	810
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	126	113
Discovery Communications LLC 3.95%, 3/20/2028	438	410
Time Warner Cable LLC
6.55%, 5/1/2037	500	472
5.88%, 11/15/2040	239	207
4.50%, 9/15/2042	67	50
		5,566
Metals & Mining — 1.1%
BHP Billiton Finance USA Ltd. (Australia)
5.25%, 9/8/2030	325	328
5.25%, 9/8/2033	250	250
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	58	54

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
5.40%, 11/14/2034	426	404
Glencore Funding LLC (Australia)
6.13%, 10/6/2028 (a)	400	409
6.38%, 10/6/2030 (a)	400	414
Newcrest Finance Pty. Ltd. (Australia)
3.25%, 5/13/2030 (a)	441	387
4.20%, 5/13/2050 (a)	240	191
		2,437
Multi-Utilities — 1.4%
DTE Energy Co. 4.88%, 6/1/2028	239	234
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	364	372
Puget Energy, Inc. 2.38%, 6/15/2028	220	191
San Diego Gas & Electric Co.
4.95%, 8/15/2028	495	493
5.35%, 4/1/2053	304	287
Sempra 5.40%, 8/1/2026	271	271
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	98	77
5.15%, 9/15/2032	605	590
5.75%, 9/15/2033	350	354
4.40%, 6/1/2043	200	159
3.95%, 10/1/2046	151	109
Series 21A, 3.15%, 9/30/2051	321	200
		3,337
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. 5.15%, 4/15/2053	69	62
Corporate Office Properties LP
2.00%, 1/15/2029	63	50
2.75%, 4/15/2031	88	67
Kilroy Realty LP 4.75%, 12/15/2028	314	284
		463
Oil, Gas & Consumable Fuels — 10.7%
Aker BP ASA (Norway)
5.60%, 6/13/2028 (a)	755	756
3.10%, 7/15/2031 (a)	341	282
BP Capital Markets America, Inc.
2.72%, 1/12/2032	451	380
4.81%, 2/13/2033	622	604
3.06%, 6/17/2041	113	83
2.94%, 6/4/2051	171	111
BP Capital Markets plc (United Kingdom)
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (b) (d) (e) (f)	700	724
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (d) (e)	356	320
Buckeye Partners LP 5.60%, 10/15/2044	16	11
Cheniere Energy Partners LP
4.50%, 10/1/2029	1,055	984

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.25%, 1/31/2032	711	585
Chesapeake Energy Corp.
5.88%, 2/1/2029 (a)	398	382
6.75%, 4/15/2029 (a)	615	613
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	800	809
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	125	125
6.04%, 11/15/2033 (a)	440	444
6.50%, 8/15/2043 (a)	70	71
6.71%, 8/15/2063 (a)	90	93
ConocoPhillips Co.
5.05%, 9/15/2033	126	124
5.30%, 5/15/2053	146	141
5.55%, 3/15/2054	46	46
4.03%, 3/15/2062	123	93
5.70%, 9/15/2063	330	333
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	176	159
Devon Energy Corp. 4.50%, 1/15/2030	355	330
Diamondback Energy, Inc. 6.25%, 3/15/2033	534	553
Enbridge, Inc. (Canada)
6.00%, 11/15/2028	542	557
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (b)	475	474
Energy Transfer LP
5.63%, 5/1/2027 (a)	935	919
6.00%, 2/1/2029 (a)	1,459	1,437
6.40%, 12/1/2030	300	312
7.38%, 2/1/2031 (a)	210	216
5.80%, 6/15/2038	442	422
Series A, (3-MONTH SOFR + 4.03%), 9.67%, 12/26/2023 (b) (d) (e)	525	499
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	195	175
Enterprise Products Operating LLC
3.13%, 7/31/2029	165	149
Series H, 6.65%, 10/15/2034	240	264
3.95%, 1/31/2060	200	151
EQT Corp. 3.13%, 5/15/2026 (a)	610	572
Exxon Mobil Corp. 3.00%, 8/16/2039	339	257
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	634	496
Hess Corp. 6.00%, 1/15/2040	175	182
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	745	713
Kinder Morgan Energy Partners LP
5.00%, 8/15/2042	170	143
4.70%, 11/1/2042	389	316
Kinder Morgan, Inc. 3.25%, 8/1/2050	80	51
MPLX LP
5.00%, 3/1/2033	60	57
5.65%, 3/1/2053	50	46
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	453	436

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Northern Natural Gas Co. 3.40%, 10/16/2051 (a)	161	105
Occidental Petroleum Corp.
3.50%, 8/15/2029	1,100	959
4.63%, 6/15/2045	325	243
Ovintiv, Inc. 6.50%, 2/1/2038	47	46
Petroleos Mexicanos (Mexico) 6.50%, 3/13/2027	315	283
Phillips 66 Co. 3.15%, 12/15/2029	726	642
Pioneer Natural Resources Co.
1.90%, 8/15/2030	505	414
2.15%, 1/15/2031	335	276
Plains All American Pipeline LP 3.80%, 9/15/2030	194	173
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	139	139
5.00%, 3/15/2027	344	341
4.20%, 3/15/2028	1,096	1,047
Santos Finance Ltd. (Australia)
3.65%, 4/29/2031 (a)	507	419
6.88%, 9/19/2033 (a)	490	495
Southwestern Energy Co. 5.38%, 2/1/2029	54	51
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	635	465
Williams Cos., Inc. (The) 5.30%, 8/15/2028	715	714
		24,812
Personal Care Products — 0.0% ^
Kenvue, Inc.
5.05%, 3/22/2053	23	22
5.20%, 3/22/2063	30	29
		51
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.
6.25%, 11/15/2053	140	152
6.40%, 11/15/2063	120	132
Eli Lilly & Co. 4.95%, 2/27/2063	57	55
Merck & Co., Inc. 5.15%, 5/17/2063	90	87
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	492	479
5.30%, 5/19/2053	357	348
5.34%, 5/19/2063	132	127
Roche Holdings, Inc.
5.49%, 11/13/2030 (a)	560	575
5.59%, 11/13/2033 (a)	320	332
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	430	427
3.03%, 7/9/2040	235	170

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Zoetis, Inc.
2.00%, 5/15/2030	782	647
4.70%, 2/1/2043	19	17
		3,548
Real Estate Management & Development — 0.0% ^
Country Garden Holdings Co. Ltd. (China) 2.70%, 7/12/2026 (f)	200	17
Residential REITs — 0.4%
Essex Portfolio LP
1.70%, 3/1/2028	340	290
2.65%, 3/15/2032	235	187
UDR, Inc. 4.40%, 1/26/2029	435	410
		887
Retail REITs — 0.7%
Kimco Realty OP LLC 6.40%, 3/1/2034	450	468
NNN REIT, Inc.
5.60%, 10/15/2033	130	127
3.00%, 4/15/2052	113	67
Realty Income Corp. 3.25%, 1/15/2031	370	321
Regency Centers LP
2.95%, 9/15/2029	322	281
3.70%, 6/15/2030	359	320
		1,584
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052	125	109
Broadcom, Inc.
2.60%, 2/15/2033 (a)	365	287
3.42%, 4/15/2033 (a)	1,113	935
3.47%, 4/15/2034 (a)	365	304
3.14%, 11/15/2035 (a)	819	637
Intel Corp.
3.25%, 11/15/2049	303	209
3.05%, 8/12/2051	311	206
Marvell Technology, Inc.
5.75%, 2/15/2029	634	640
5.95%, 9/15/2033	242	245
NXP BV (China)
2.50%, 5/11/2031	651	527
2.65%, 2/15/2032	704	567
Texas Instruments, Inc. 5.00%, 3/14/2053	392	377
Xilinx, Inc. 2.38%, 6/1/2030	449	384
		5,427
Software — 1.7%
Intuit, Inc.
5.20%, 9/15/2033	350	353
5.50%, 9/15/2053	70	72

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Microsoft Corp.
2.50%, 9/15/2050 (a)	827	524
2.92%, 3/17/2052	111	77
Oracle Corp.
4.65%, 5/6/2030	113	109
3.80%, 11/15/2037	291	237
3.60%, 4/1/2040	651	495
4.00%, 11/15/2047	141	107
3.60%, 4/1/2050	491	343
3.95%, 3/25/2051	215	159
5.55%, 2/6/2053	603	568
4.38%, 5/15/2055	200	155
Roper Technologies, Inc. 2.95%, 9/15/2029	392	349
VMware, Inc. 4.70%, 5/15/2030	290	276
		3,824
Specialized REITs — 1.3%
American Tower Corp. 2.75%, 1/15/2027	365	336
Crown Castle, Inc.
3.65%, 9/1/2027	421	394
5.00%, 1/11/2028	361	352
3.10%, 11/15/2029	184	160
2.10%, 4/1/2031	175	137
2.90%, 4/1/2041	147	99
Extra Space Storage LP
4.00%, 6/15/2029	347	319
5.50%, 7/1/2030	398	392
5.90%, 1/15/2031	400	401
Public Storage Operating Co.
5.10%, 8/1/2033	140	138
5.35%, 8/1/2053	180	173
		2,901
Specialty Retail — 0.6%
Home Depot, Inc. (The)
3.30%, 4/15/2040	130	101
5.40%, 9/15/2040	210	210
3.35%, 4/15/2050	210	151
2.38%, 3/15/2051	189	110
2.75%, 9/15/2051	141	89
Lowe's Cos., Inc.
2.80%, 9/15/2041	200	136
3.00%, 10/15/2050	81	51
4.25%, 4/1/2052	379	298
5.63%, 4/15/2053	280	272
		1,418

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.70%, 8/5/2051	489	319
2.80%, 2/8/2061	153	98
		417
Tobacco — 1.8%
Altria Group, Inc.
6.88%, 11/1/2033	520	552
3.40%, 2/4/2041	547	378
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	312	273
3.73%, 9/25/2040	418	296
7.08%, 8/2/2043	466	474
BAT International Finance plc (United Kingdom) 2.25%, 9/9/2052 (f)	600	308
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	370	375
Philip Morris International, Inc.
5.75%, 11/17/2032	181	185
5.38%, 2/15/2033	1,167	1,149
4.38%, 11/15/2041	77	65
3.88%, 8/21/2042	116	91
		4,146
Trading Companies & Distributors — 0.1%
Air Lease Corp. 5.85%, 12/15/2027	230	231
Wireless Telecommunication Services — 1.6%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032	460	400
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,413	1,244
3.38%, 4/15/2029	618	560
3.88%, 4/15/2030	880	808
3.50%, 4/15/2031	227	200
5.75%, 1/15/2034	320	326
3.00%, 2/15/2041	141	100
		3,638
Total Corporate Bonds (Cost $231,340)		222,762
Asset-Backed Securities — 0.5%
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	117	118
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 5/1/2027	155	140
Series 2016-1, Class A, 4.10%, 1/15/2028	256	229
Series 2021-1, Class B, 3.95%, 7/11/2030	63	54
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	283	282
Series 2019-1, Class AA, 2.75%, 5/15/2032	131	107

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust Series 2013-1, Class A, 4.30%, 8/15/2025	174	167
Total Asset-Backed Securities (Cost $1,182)		1,097
Municipal Bonds — 0.1% (g)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $326)	320	239
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $91)	105	90
	SHARES (000)
Short-Term Investments — 2.9%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (h) (i) (Cost $5,860)	5,857	5,861
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills, 5.33%, 6/13/2024 (j) (k) (Cost $952)	979	953
Total Short-Term Investments (Cost $6,812)		6,814
Total Investments — 99.6% (Cost $239,751)		231,002
Other Assets Less Liabilities — 0.4%		895
NET ASSETS — 100.0%		231,897

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $3,037 or 1.31% of the Fund’s net
assets as of November 30, 2023.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2023.
(j)	The rate shown is the effective yield as of November 30, 2023.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	18	12/07/2023	EUR	2,593	95
Australia 3 Year Bond	3	12/15/2023	AUD	209	(1)
Australia 10 Year Bond	41	12/15/2023	AUD	3,052	33
U.S. Treasury 10 Year Note	52	03/19/2024	USD	5,714	12
U.S. Treasury Long Bond	129	03/19/2024	USD	15,045	95
U.S. Treasury Ultra Bond	78	03/19/2024	USD	9,604	123
U.S. Treasury 2 Year Note	127	03/28/2024	USD	25,975	68
					425
Short Contracts
Euro-Bobl	(6)	12/07/2023	EUR	(768)	2
Euro-Schatz	(125)	12/07/2023	EUR	(14,339)	(30)
Japan 10 Year Bond	(3)	12/13/2023	JPY	(2,960)	(8)
U.S. Treasury 10 Year Note	(20)	03/19/2024	USD	(2,198)	(9)
U.S. Treasury 10 Year Ultra Note	(166)	03/19/2024	USD	(18,859)	(101)
U.S. Treasury Ultra Bond	(27)	03/19/2024	USD	(3,324)	(27)
Long Gilt	(4)	03/26/2024	GBP	(488)	3
U.S. Treasury 5 Year Note	(160)	03/28/2024	USD	(17,109)	(54)
					(224)
					201

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	511	USD	337	BNP Paribas	12/5/2023	— (a)
AUD	272	USD	177	Morgan Stanley	12/5/2023	3
EUR	12	USD	13	HSBC Bank, NA	12/5/2023	— (a)
GBP	15	USD	19	BNP Paribas	12/5/2023	— (a)
GBP	11	USD	13	HSBC Bank, NA	12/5/2023	— (a)
GBP	41	USD	51	Morgan Stanley	12/5/2023	1
JPY	4,606	USD	31	HSBC Bank, NA	12/5/2023	— (a)
JPY	1,027	USD	7	State Street Corp.	12/5/2023	— (a)
USD	23	JPY	3,343	Morgan Stanley	12/5/2023	— (a)
AUD	44	USD	29	Morgan Stanley	1/3/2024	— (a)
GBP	16	USD	20	State Street Corp.	1/3/2024	— (a)
USD	2,384	EUR	2,182	Morgan Stanley	1/3/2024	6
USD	326	GBP	258	HSBC Bank, NA	1/3/2024	1
USD	10	GBP	8	State Street Corp.	1/3/2024	— (a)
Total unrealized appreciation						11
EUR	2,182	USD	2,381	Morgan Stanley	12/5/2023	(6)
GBP	258	USD	326	HSBC Bank, NA	12/5/2023	(1)
USD	204	AUD	319	Barclays Bank plc	12/5/2023	(8)
USD	295	AUD	464	Royal Bank of Canada	12/5/2023	(11)
USD	164	EUR	152	Citibank, NA	12/5/2023	(2)
USD	2,175	EUR	2,042	Morgan Stanley	12/5/2023	(47)
USD	385	GBP	316	HSBC Bank, NA	12/5/2023	(14)
USD	11	GBP	9	State Street Corp.	12/5/2023	— (a)
USD	20	JPY	2,966	Citibank, NA	12/5/2023	— (a)
USD	7	JPY	1,027	Morgan Stanley	12/5/2023	— (a)
USD	11	JPY	1,640	State Street Corp.	12/5/2023	— (a)
EUR	101	USD	110	HSBC Bank, NA	1/3/2024	— (a)
EUR	74	USD	81	Royal Bank of Canada	1/3/2024	— (a)
USD	338	AUD	511	BNP Paribas	1/3/2024	— (a)
Total unrealized depreciation						(89)
Net unrealized depreciation						(78)

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.41-V1	1.00	Quarterly	12/20/2028	0.63	USD8,900	(110)	(58)	(168)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,097	$—	$1,097
Corporate Bonds	—	222,762	—	222,762
Municipal Bonds	—	239	—	239
U.S. Treasury Obligations	—	90	—	90

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$5,861	$—	$—	$5,861
U.S. Treasury Obligations	—	953	—	953
Total Short-Term Investments	5,861	953	—	6,814
Total Investments in Securities	$5,861	$225,141	$—	$231,002
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$11	$—	$11
Futures Contracts	398	33	—	431
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(89)	—	(89)
Futures Contracts	(229)	(1)	—	(230)
Swaps	—	(58)	—	(58)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$169	$(104)	$—	$65
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	$19,233	$153,421	$166,790	$(4)	$1	$5,861	5,857	$414	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.